Income Taxes (Details) - Schedule of deferred tax assets and liabilities - NEWTOWN LANE MARKETING, INCORPORATED [Member] - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Income Taxes (Details) - Schedule of deferred tax assets and liabilities [Line Items]
Net operating loss carryforwards	$ (478,792)	$ (447,149)
Total deferred tax assets	(478,792)	(447,149)
Less: valuation allowance	478,792	447,149
Net deferred tax asset recorded